Income tax - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canada [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 40.8	$ 41.6
Mongolia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	5.7	5.6
Australia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 0.1	$ 0.1